UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2018

Date of reporting period:	2/28/2018

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of February 28, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 5.9%
Boeing Co. (The)	117,833	$42,680,291
United Technologies Corp.	201,227	27,113,326

		69,793,617

Banks — 9.2%
JPMorgan Chase & Co.	483,784	55,877,052
PNC Financial Services Group, Inc. (The)	332,864	52,479,338

		108,356,390

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.*	81,530	13,536,426

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	115,636	30,404,173

Chemicals — 2.3%
DowDuPont, Inc.	377,551	26,541,835

Consumer Finance — 2.3%
SLM Corp.*	2,514,891	27,437,461

Electric Utilities — 1.2%
Exelon Corp.	395,408	14,645,912

Energy Equipment & Services — 1.9%
Halliburton Co.	473,004	21,956,846

Food & Staples Retailing — 2.1%
Walmart, Inc.	268,753	24,190,458

Food Products — 1.7%
Mondelez International, Inc. (Class A Stock)	455,356	19,990,128

Health Care Equipment & Supplies — 1.8%
Zimmer Biomet Holdings, Inc.	183,724	21,357,915

Health Care Providers & Services — 3.4%
Cigna Corp.	79,332	15,540,346
UnitedHealth Group, Inc.	108,332	24,500,365

		40,040,711

Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	309,988	20,741,297
Marriott International, Inc. (Class A Stock)	195,317	27,580,714

		48,322,011

Insurance — 2.2%
MetLife, Inc.	562,522	25,982,891

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.*	27,270	41,244,511
Netflix, Inc.*	119,939	34,947,826

		76,192,337

Internet Software & Services — 9.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	184,534	34,349,159
Alphabet, Inc. (Class A Stock)*	28,338	31,282,885
Facebook, Inc. (Class A Stock)*	143,901	25,660,426
Tencent Holdings Ltd. (China), ADR	463,301	25,430,592

		116,723,062

IT Services — 5.6%
PayPal Holdings, Inc.*	411,898	32,708,820
Visa, Inc. (Class A Stock)	267,367	32,870,099

		65,578,919

Media — 1.8%
Comcast Corp. (Class A Stock)	590,731	21,390,370

Oil, Gas & Consumable Fuels — 3.0%
Noble Energy, Inc.	524,656	15,650,488
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	319,485	20,213,816

		35,864,304

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	95,732	13,253,138

Pharmaceuticals — 5.4%
Allergan PLC	66,164	10,203,812
Bristol-Myers Squibb Co.	380,571	25,193,800
Eli Lilly & Co.	127,639	9,830,756
Pfizer, Inc.	504,804	18,329,433

		63,557,801

Semiconductors & Semiconductor Equipment — 7.6%
Broadcom Ltd.	122,740	30,250,501
Texas Instruments, Inc.	552,795	59,895,338

		90,145,839

Software — 11.9%
Adobe Systems, Inc.*	171,859	35,940,873
Microsoft Corp.	724,099	67,898,763
salesforce.com, Inc.*	318,725	37,051,781

		140,891,417

Specialty Retail — 2.2%
Home Depot, Inc. (The)	139,826	25,486,085

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	142,415	25,366,960

TOTAL LONG-TERM INVESTMENTS (cost $818,485,901)		1,167,007,006

SHORT-TERM INVESTMENTS — 3.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	5,232,110	5,232,110
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $35,474,384; includes $35,432,156 of cash collateral for securities on loan)(b)(w)	35,471,574	35,471,574

TOTAL SHORT-TERM INVESTMENTS (cost $40,706,494)		40,703,684

TOTAL INVESTMENTS — 102.4% (cost $859,192,395)	1,207,710,690
Liabilities in excess of other assets — (2.4)%	(28,634,813)

NET ASSETS — 100.0%	$1,179,075,877

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,342,830; cash collateral of $35,432,156 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$69,793,617	$—	$—
Banks	108,356,390	—	—
Biotechnology	13,536,426	—	—
Capital Markets	30,404,173	—	—
Chemicals	26,541,835	—	—
Consumer Finance	27,437,461	—	—
Electric Utilities	14,645,912	—	—
Energy Equipment & Services	21,956,846	—	—
Food & Staples Retailing	24,190,458	—	—
Food Products	19,990,128	—	—
Health Care Equipment & Supplies	21,357,915	—	—
Health Care Providers & Services	40,040,711	—	—
Hotels, Restaurants & Leisure	48,322,011	—	—
Insurance	25,982,891	—	—
Internet & Direct Marketing Retail	76,192,337	—	—
Internet Software & Services	116,723,062	—	—
IT Services	65,578,919	—	—
Media	21,390,370	—	—
Oil, Gas & Consumable Fuels	35,864,304	—	—
Personal Products	13,253,138	—	—
Pharmaceuticals	63,557,801	—	—
Semiconductors & Semiconductor Equipment	90,145,839	—	—
Software	140,891,417	—	—
Specialty Retail	25,486,085	—	—
Technology Hardware, Storage & Peripherals	25,366,960	—	—
Affiliated Mutual Funds	40,703,684	—	—

Total	$1,207,710,690	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison MLP Fund

Schedule of Investments

as of February 28, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 29.4%
Independent Power Producers & Energy Traders — 2.3%
NRG Yield, Inc. (Class C Stock)	679,356	$10,631,922

Oil & Gas Storage & Transportation — 27.1%
EnLink Midstream LLC	408,331	6,002,466
Kinder Morgan, Inc.	807,166	13,076,089
ONEOK, Inc.	362,948	20,444,861
Pembina Pipeline Corp. (Canada)	389,362	12,510,201
SemGroup Corp. (Class A Stock)	470,757	10,450,805
Targa Resources Corp.	585,103	26,124,849
TransCanada Corp. (Canada)	450,001	19,463,104
Williams Cos., Inc. (The)	663,438	18,417,039

		126,489,414

TOTAL COMMON STOCKS (cost $145,663,187)		137,121,336

PREFERRED STOCK — 3.5%
Oil & Gas Exploration & Production
Anadarko Petroleum Corp., CVT, 7.500% (cost $19,859,863)	504,895	16,409,087

MASTER LIMITED PARTNERSHIPS — 64.9%
Oil & Gas Equipment & Services — 1.3%
USA Compression Partners LP	343,158	6,101,349

Oil & Gas Refining & Marketing — 2.2%
EnLink Midstream Partners LP	403,671	5,893,597
NuStar Energy LP	189,746	4,163,027

		10,056,624

Oil & Gas Storage & Transportation — 58.9%
Andeavor Logistics LP	442,595	20,571,816
Antero Midstream GP LP	291,246	5,388,051
Antero Midstream Partners LP	404,394	10,558,727
Buckeye Partners LP	237,031	10,618,989
Cheniere Energy Partners LP	1,095,875	32,131,055
Energy Transfer Equity LP	1,144,391	17,738,060
Energy Transfer Partners LP	996,043	18,137,943
Enterprise Products Partners LP	800,726	20,354,455
EQT GP Holdings LP	237,671	5,601,905
EQT Midstream Partners LP	265,941	16,360,690
Magellan Midstream Partners LP	65,667	4,101,561
MPLX LP	1,014,153	35,018,703
Noble Midstream Partners LP	268,560	12,944,592
Plains All American Pipeline LP	922,939	19,474,013
Tallgrass Energy GP LP	415,917	8,380,728
Tallgrass Energy Partners LP	179,707	6,891,763
Williams Partners LP	821,765	29,780,764

		274,053,815

Renewable Electricity — 2.5%
NextEra Energy Partners LP	301,419	11,827,682

TOTAL MASTER LIMITED PARTNERSHIPS (cost $300,601,128)		302,039,470

TOTAL LONG-TERM INVESTMENTS (cost $466,124,178)		455,569,893

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $10,711,757)(w)	10,711,757	10,711,757

TOTAL INVESTMENTS — 100.1% (cost $476,835,935)		466,281,650
Liabilities in excess of other assets — (0.1)%		(663,450)

NET ASSETS — 100.0%		$465,618,200

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Independent Power Producers & Energy Traders	$10,631,922	$—	$—
Oil & Gas Storage & Transportation	126,489,414	—	—
Preferred Stock
Oil & Gas Exploration & Production	16,409,087	—	—
Master Limited Partnerships
Oil & Gas Equipment & Services	6,101,349	—	—
Oil & Gas Refining & Marketing	10,056,624	—	—
Oil & Gas Storage & Transportation	274,053,815	—	—
Renewable Electricity	11,827,682	—	—
Affiliated Mutual Fund	10,711,757	—	—

Total	$466,281,650	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
CVT	Convertible Security

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, Master Limited Partnerships (“MLPs”), exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Prudential Jennison MLP Fund invests primarily in MLPs. MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 18, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     April 18, 2018

*	Print the name and title of each signing officer under his or her signature